Capital and Financial Risk Management - Narrative (Details) $ in Thousands	Jan. 13, 2022 shares	Dec. 31, 2022 USD ($) shares	Aug. 19, 2022 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Capital And Financial Risk Management [Line Items]
Cash and cash equivalents		$ 149,866		$ 465,708	$ 403,881	$ 132,360
Short-term investments		200,229		0
Investments held at fair value		251,892		$ 397,179	553,167
Karuna, Vor and Akili
Capital And Financial Risk Management [Line Items]
Investments held at fair value		$ 239,000
Karuna
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value | shares		1,054,464
Vor
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value | shares		2,671,800
Akili
Capital And Financial Risk Management [Line Items]
Number of shares held (in shares) | shares			12,527,477
Number of earnout shares received from SPAC exchange (in shares) | shares	1,433,914
Equity price risk | Karuna, Vor and Akili
Capital And Financial Risk Management [Line Items]
Sensitivity analysis for equity price risk, impact on pre-tax earnings, percentage		0.10
Sensitivity analysis for equity price risk, impact on pre-tax earnings		$ 23,900
Gelesis
Capital And Financial Risk Management [Line Items]
Investments in associates accounted for using equity method					$ 0
Number of earnout shares received from SPAC exchange (in shares) | shares	4,526,622
Gelesis and Sonde
Capital And Financial Risk Management [Line Items]
Investments in associates accounted for using equity method		$ 9,100